Convertible Senior Notes - Additional Information (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, shares in Millions						1 Months Ended		12 Months Ended
	Dec. 30, 2022 USD ($) $ / shares	Jan. 08, 2021 USD ($)	Dec. 21, 2020 USD ($) Days $ / shares	Mar. 29, 2019 USD ($) Days $ / shares shares	Dec. 04, 2018 USD ($) Days $ / shares shares	Mar. 31, 2023 CNY (¥)	Mar. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥) ¥ / shares	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 CNY (¥) ¥ / shares	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥) ¥ / shares	Mar. 31, 2023 USD ($) $ / shares	Feb. 28, 2023 CNY (¥)	Feb. 28, 2023 USD ($)	Dec. 31, 2022 USD ($)	Jan. 01, 2022 CNY (¥)	Jan. 01, 2022 USD ($)
Debt Instrument [Line Items]
Debt instrument, face amount								¥ 17,985,817		¥ 13,402,897						$ 2,607,698,000
Minimum percentage of aggregate principal amount of convertible senior notes payable upon event of default								25.00%	25.00%
Interest cost recognized								¥ 469,595	$ 68,085,000	1,115,714		¥ 799,239
Additional paid-in capital								50,885,688		49,642,014						7,377,731,000
Accumulated deficit								(46,498,897)		(47,163,773)						(6,741,706,000)
Convertible senior notes								9,568,279		12,652,172						1,387,270,000
Net loss								(117,776)	(17,076,000)	¥ (6,108,533)		¥ (7,007,153)
ASU 2020-06
Debt Instrument [Line Items]
Additional paid-in capital																	¥ 1,432,986	$ 207,763,000
Accumulated deficit																	772,123	111,947,000
Convertible senior notes																	¥ 635,925	$ 92,200,000
Net loss								¥ 3,298	$ 57,023,000
Net loss per share, basic | (per share)								¥ (0.07)	$ (0.01)
Net loss per share, diluted | (per share)								(0.07)	(0.01)
Net loss per ADS , basic | (per share)								(0.46)	(0.07)
Net loss per ADS , diluted | (per share)								(0.46)	(0.07)
American Depositary Shares
Debt Instrument [Line Items]
Net loss per ADS , basic | (per share)								(0.16)	(0.02)	¥ (7.77)		¥ (9.52)
Net loss per ADS , diluted | (per share)								¥ (0.16)	$ (0.02)	¥ (7.77)		¥ (9.52)
2023 Convertible Senior Notes
Debt Instrument [Line Items]
Debt instrument, face amount					$ 750,000,000
Debt instrument, payment terms					The 2023 Notes are senior, unsecured obligations of the Company, and interest is payable semi-annually in cash at a rate of 3.75% per annum on June 1 and December 1 of each year, beginning on June 1, 2019.
Debt instrument, frequency of periodic payment					semi-annually
Annual interest rate					3.75%
Loan agreement expiration date					Dec. 01, 2023			Dec. 01, 2023	Dec. 01, 2023
Debt instrument, repurchase date					Dec. 01, 2021
Percentage of repurchase price is equal to principal amount of convertible notes					100.00%
Debt Instrument Redeemed Amount											$ 746,800,000
Aggregate principal amount of the Notes remained outstanding								¥ 22,100	$ 3,200,000
Net proceeds from issuance of notes					$ 736,700,000
Underwriting discounts and offering expenses					$ 13,300,000
Aggregate schedule of maturities repayment of principal payments due in 2023								¥ 22,100								3,200,000
2023 Convertible Senior Notes | American Depositary Shares
Debt Instrument [Line Items]
Debt instrument, initial conversion rate					37.1830
Debt instrument, conversion basis principle amount					$ 1,000
Debt instrument, initial conversion price | $ / shares					$ 26.89
Debt instrument, convertible threshold trading days | Days					20
Debt instrument, convertible threshold consecutive trading days | Days					30
Debt instrument, convertible threshold percentage					130.00%
Number of business days | Days					5
Convertible threshold percentage of the product of ADS sale price and conversion rate					98.00%
Purchase price of capped call options					$ 67,500,000
Settlement shares of capped call options | shares					27.9
Capped call options cap price | $ / shares					38.42
Cost of capped call recorded as reduction in additional paid-in capital					$ (67,500,000)
2023 Convertible Senior Notes | American Depositary Shares | Convertible Period
Debt Instrument [Line Items]
Debt instrument, convertible threshold consecutive trading days | Days					10
2025 Convertible Senior Notes
Debt Instrument [Line Items]
Debt instrument, face amount				$ 1,200,000,000												1,200,000,000
Debt instrument, payment terms				The 2025 Notes are senior, unsecured obligations of the Company, and interest is payable semi-annually in cash at a rate of 2.00% per annum on October 1 and April 1 of each year, beginning on October 1, 2019.
Debt instrument, frequency of periodic payment				semi-annually
Annual interest rate				2.00%
Loan agreement expiration date				Apr. 01, 2025
Debt instrument, repurchase date				Apr. 01, 2023
Percentage of repurchase price is equal to principal amount of convertible notes				100.00%
Net proceeds from issuance of notes				$ 1,179,000,000.0
Underwriting discounts and offering expenses				$ 21,000,000.0
Liability accreted remaining period								3 months	3 months
Aggregate schedule of maturities repayment of principal payments due in 2025								¥ 8,290,900								1,202,100,000
2025 Convertible Senior Notes | American Depositary Shares
Debt Instrument [Line Items]
Debt instrument, initial conversion rate				33.0003
Debt instrument, conversion basis principle amount				$ 1,000
Debt instrument, initial conversion price | $ / shares				$ 30.30
Debt instrument, convertible threshold trading days | Days				20
Debt instrument, convertible threshold consecutive trading days | Days				30
Debt instrument, convertible threshold percentage				130.00%
Number of business days | Days				5
Convertible threshold percentage of the product of ADS sale price and conversion rate				98.00%
Purchase price of capped call options				$ 84,500,000
Settlement shares of capped call options | shares				39.6
Capped call options cap price | $ / shares				40.02
Cost of capped call recorded as reduction in additional paid-in capital				$ (84,500,000)
2025 Convertible Senior Notes | American Depositary Shares | Convertible Period
Debt Instrument [Line Items]
Debt instrument, convertible threshold consecutive trading days | Days				10
2026 Convertible Senior Notes
Debt Instrument [Line Items]
Debt instrument, face amount			$ 800,000,000													900,000,000
Debt instrument, payment terms			The convertible senior notes issued on December 21, 2020 and January 8, 2021 (collectively referred to as the “2026 Notes”) are senior, unsecured obligations of the Company, and interest is payable semi-annually in cash at a rate of 4.00% per annum on June 15 and December 15 of each year, beginning on June 15, 2021.
Debt instrument, frequency of periodic payment			semi-annually
Annual interest rate			4.00%
Loan agreement expiration date			Dec. 15, 2026
Debt instrument, repurchase date			Aug. 01, 2024
Percentage of repurchase price is equal to principal amount of convertible notes			100.00%
Additional debt principal amount offered			$ 100,000,000
Debt instrument additional principal amount issued pursuant to underwriters exercise of option		$ 100,000,000
Net proceeds from issuance of notes									$ 884,300,000
Underwriting discounts and offering expenses																15,700,000
Liability accreted remaining period								1 year 7 months 2 days	1 year 7 months 2 days
Aggregate schedule of maturities repayment of principal payments due in 2026								¥ 6,218,200								901,600,000
2026 Convertible Senior Notes | Subsequent Event
Debt Instrument [Line Items]
Debt Instrument Redeemed Amount						¥ 2,345,000	$ 340,000,000
2026 Convertible Senior Notes | American Depositary Shares
Debt Instrument [Line Items]
Debt instrument, initial conversion rate			44.8179
Debt instrument, conversion basis principle amount			$ 1,000
Debt instrument, initial conversion price | $ / shares			$ 22.31
Debt instrument, convertible threshold trading days | Days			20
Debt instrument, convertible threshold consecutive trading days | Days			30
Debt instrument, convertible threshold percentage			130.00%
Number of business days | Days			5
Convertible threshold percentage of the product of ADS sale price and conversion rate			98.00%
2026 Convertible Senior Notes | American Depositary Shares | Convertible Period
Debt Instrument [Line Items]
Debt instrument, convertible threshold consecutive trading days | Days			10
2028 Convertible Senior Notes
Debt Instrument [Line Items]
Debt instrument, face amount	$ 500,000,000															600,000,000
Net proceeds from issuance of notes	491,900,000
Underwriting discounts and offering expenses	8,100,000
Liability accreted remaining period								3 years	3 years
Aggregate schedule of maturities repayment of principal payments due in 2026								¥ 4,490,900								651,100,000
Debt instrument, repurchase price, percentage of principal amount of notes								120.00%	120.00%
2028 Convertible Senior Notes | Subsequent Event
Debt Instrument [Line Items]
Debt instrument, face amount						¥ 4,138,300							$ 600,000,000
Debt instrument, payment terms						The 2028 Notes are senior, unsecured obligations of the Company, and interest is payable quarterly in cash at a rate of 6.50% per annum in arrears on March 15, June 15, September 15 and December 15 of each year, beginning on June 15, 2023.	The 2028 Notes are senior, unsecured obligations of the Company, and interest is payable quarterly in cash at a rate of 6.50% per annum in arrears on March 15, June 15, September 15 and December 15 of each year, beginning on June 15, 2023.
Annual interest rate						6.50%							6.50%
Loan agreement expiration date						Mar. 15, 2028	Mar. 15, 2028
Debt instrument, initial conversion rate						101.4636	101.4636
Debt instrument, conversion basis principle amount							$ 1,000
Debt instrument, initial conversion price | $ / shares													$ 9.86
Percentage of repurchase price is equal to principal amount of convertible notes						100.00%	100.00%
Net proceeds from issuance of notes						¥ 4,076,200	$ 591,000,000
2023 Notes, 2025 Notes and 2026 Notes
Debt Instrument [Line Items]
Debt Instrument, description of events of default								Under the terms of the indentures governing the 2023 Notes, 2025 Notes, 2026 Notes and PAG Notes, events of default include:(i) default in any payment of interest or additional amounts as defined under the respective indenture for a period of 30 days;(ii) default in the payment of principal of the 2023 Notes, 2025 Notes and 2026 Notes when due and payable, or repurchase amount for the PAG Notes when due;(iii) failure by the Company to comply with its obligation to convert the notes upon exercise of a holder’s conversion right for a period of five business days;(iv) failure by the Company to issue a Fundamental Change Company Notice or a Make-Whole Fundamental Change as defined under the respective indenture or a specified corporate event when due for a period of five business days;(v) failure by the Company to comply with its obligations relating to consolidation, merger, sale, conveyance and lease under article 11 of the respective indenture;(vi) failure by the Company for 60 days after written notice from the trustee or by the trustee at the request of the holders of at least 25% in aggregate principal amount of the respective notes then outstanding has been received by the Company to comply with any of other agreements contained in the respective notes or the indenture;(vii) default by the Company or its significant subsidiaries (as defined in Article 1, Rule 1-02 of Regulation S-X), with respect to any mortgage, agreement or other instrument under which there may be outstanding, secured or evidenced any indebtedness in excess of US$60 million (or an equivalent amount in foreign currency) for the 2023 Notes, 2025 Notes and 2026 Notes or in excess of US$100 million (or an equivalent amount in foreign currency) for the PAG Notes, resulting in accelerated maturity or a failure to pay principal or interest when due, and such indebtedness is not discharged, or such acceleration is not otherwise cured or rescinded, within 30 days;(viii) a delay in payment or discharge of a final judgment for the payment of US$60 million (or an equivalent amount in foreign currency) for the 2023 Notes, 2025 Notes and 2026 Notes or the payment of US$100 million (or an equivalent amount in foreign currency) for the PAG Notes rendered against the Company or any of its significant subsidiaries;(ix) the Company or any of its significant subsidiaries shall commence a voluntary case or other proceeding seeking liquidation, reorganization or other relief; and(x) an involuntary case or other proceeding shall be commenced against the Company or its significant subsidiaries seeking liquidation, reorganization or other relief, and such involuntary case or other proceeding shall remain undismissed and unstayed for a period of 30 consecutive days.The indentures for the 2023 Notes, 2025 Notes, 2026 Notes and PAG Notes (collectively as the “Notes”) define a “fundamental change” to include, among other things: (i) any person or group gaining control of the Company, (ii) any recapitalization, reclassification or change of the Company’s ordinary shares or ADSs as a result of which these securities would be converted into, or exchanged for, stock, other securities, other property or assets; (iii) the shareholders of the Company approving any plan or proposal for the liquidation or dissolution of the Company; (iv) the Company’s ADSs ceasing to be listed on Nasdaq Stock Market; or (v) any change in or amendment to the laws, regulations and rules of the PRC resulting in the Group being legally prohibited from operating substantially all of the business operations conducted by the Group being unable to continue to derive substantially all of the economic benefits from the business operations conducted by these entities. Upon the occurrence of an event of default which includes default on principal payment of the 2025 Notes when due on April 1, 2023, the trustee or the holders of at least 25% in aggregate principal amount may declare the whole principal of (or, in the case of the PAG notes, 120% or 130% of the principal amount for such notes, as the case may be, depending on the date of occurrence of the event of default), and accrued and unpaid interest on, all the outstanding convertible senior notes to be due and payable immediately, subject to certain exceptions and conditions under the respective indenture. The Company may also be required to pay additional interest. Upon the occurrence of a fundamental change, holders of the notes will have the right, at their option, to require the Company to repurchase all of their notes or any portion of the principal amount (or, in the case of the PAG notes, 120% or 130% of the principal amount for such notes, as the case may be, depending on the date of occurrence of the fundamental change), and accrued and unpaid interests. In the event of a fundamental change, the Company may also be required to issue additional ADSs upon conversion of its convertible notes. As of December 31, 2022, there was no such event of default or fundamental change.	Under the terms of the indentures governing the 2023 Notes, 2025 Notes, 2026 Notes and PAG Notes, events of default include:(i) default in any payment of interest or additional amounts as defined under the respective indenture for a period of 30 days;(ii) default in the payment of principal of the 2023 Notes, 2025 Notes and 2026 Notes when due and payable, or repurchase amount for the PAG Notes when due;(iii) failure by the Company to comply with its obligation to convert the notes upon exercise of a holder’s conversion right for a period of five business days;(iv) failure by the Company to issue a Fundamental Change Company Notice or a Make-Whole Fundamental Change as defined under the respective indenture or a specified corporate event when due for a period of five business days;(v) failure by the Company to comply with its obligations relating to consolidation, merger, sale, conveyance and lease under article 11 of the respective indenture;(vi) failure by the Company for 60 days after written notice from the trustee or by the trustee at the request of the holders of at least 25% in aggregate principal amount of the respective notes then outstanding has been received by the Company to comply with any of other agreements contained in the respective notes or the indenture;(vii) default by the Company or its significant subsidiaries (as defined in Article 1, Rule 1-02 of Regulation S-X), with respect to any mortgage, agreement or other instrument under which there may be outstanding, secured or evidenced any indebtedness in excess of US$60 million (or an equivalent amount in foreign currency) for the 2023 Notes, 2025 Notes and 2026 Notes or in excess of US$100 million (or an equivalent amount in foreign currency) for the PAG Notes, resulting in accelerated maturity or a failure to pay principal or interest when due, and such indebtedness is not discharged, or such acceleration is not otherwise cured or rescinded, within 30 days;(viii) a delay in payment or discharge of a final judgment for the payment of US$60 million (or an equivalent amount in foreign currency) for the 2023 Notes, 2025 Notes and 2026 Notes or the payment of US$100 million (or an equivalent amount in foreign currency) for the PAG Notes rendered against the Company or any of its significant subsidiaries;(ix) the Company or any of its significant subsidiaries shall commence a voluntary case or other proceeding seeking liquidation, reorganization or other relief; and(x) an involuntary case or other proceeding shall be commenced against the Company or its significant subsidiaries seeking liquidation, reorganization or other relief, and such involuntary case or other proceeding shall remain undismissed and unstayed for a period of 30 consecutive days.The indentures for the 2023 Notes, 2025 Notes, 2026 Notes and PAG Notes (collectively as the “Notes”) define a “fundamental change” to include, among other things: (i) any person or group gaining control of the Company, (ii) any recapitalization, reclassification or change of the Company’s ordinary shares or ADSs as a result of which these securities would be converted into, or exchanged for, stock, other securities, other property or assets; (iii) the shareholders of the Company approving any plan or proposal for the liquidation or dissolution of the Company; (iv) the Company’s ADSs ceasing to be listed on Nasdaq Stock Market; or (v) any change in or amendment to the laws, regulations and rules of the PRC resulting in the Group being legally prohibited from operating substantially all of the business operations conducted by the Group being unable to continue to derive substantially all of the economic benefits from the business operations conducted by these entities. Upon the occurrence of an event of default which includes default on principal payment of the 2025 Notes when due on April 1, 2023, the trustee or the holders of at least 25% in aggregate principal amount may declare the whole principal of (or, in the case of the PAG notes, 120% or 130% of the principal amount for such notes, as the case may be, depending on the date of occurrence of the event of default), and accrued and unpaid interest on, all the outstanding convertible senior notes to be due and payable immediately, subject to certain exceptions and conditions under the respective indenture. The Company may also be required to pay additional interest. Upon the occurrence of a fundamental change, holders of the notes will have the right, at their option, to require the Company to repurchase all of their notes or any portion of the principal amount (or, in the case of the PAG notes, 120% or 130% of the principal amount for such notes, as the case may be, depending on the date of occurrence of the fundamental change), and accrued and unpaid interests. In the event of a fundamental change, the Company may also be required to issue additional ADSs upon conversion of its convertible notes. As of December 31, 2022, there was no such event of default or fundamental change.
2023 Notes, 2025 Notes and 2026 Notes | Minimum
Debt Instrument [Line Items]
Events of default, indebtedness amount																60,000,000
PAG Convertible Senior Notes
Debt Instrument [Line Items]
Debt instrument, face amount	$ 500,000,000
Debt instrument, payment terms	The PAG Notes are senior, secured obligations of the Company by certain collateral arrangements, and interest is payable quarterly in cash at a rate of 6.00% per annum on January 1, April 1, July 1 and October 1 of each year, beginning on April 1, 2023.
Debt instrument, frequency of periodic payment	quarterly
Annual interest rate	6.00%
Debt instrument, initial conversion price | $ / shares	$ 4.61
Additional debt principal amount offered	$ 50,000,000
Debt instrument, collateralized restricted cash								¥ 750,000								108,740,000
PAG Convertible Senior Notes | Minimum
Debt Instrument [Line Items]
Events of default, indebtedness amount																$ 100,000,000
PAG Convertible Senior Notes | After Third Anniversary of Issuance Date
Debt Instrument [Line Items]
Percentage of repurchase price is equal to principal amount of convertible notes	120.00%
Percentage of repayment of principal amount upon occurrence of event of default								120.00%	120.00%
Percentage of repayment of principal amount upon occurrence of fundamental change								120.00%	120.00%
Debt instrument, repurchase price, percentage of principal amount of notes								120.00%	120.00%
PAG Convertible Senior Notes | Fifth Anniversary of Issuance Date
Debt Instrument [Line Items]
Percentage of repurchase price is equal to principal amount of convertible notes	130.00%
Percentage of repayment of principal amount upon occurrence of event of default								130.00%	130.00%
Percentage of repayment of principal amount upon occurrence of fundamental change								130.00%	130.00%
PAG Convertible Senior Notes | Subsequent Event
Debt Instrument [Line Items]
Debt instrument, face amount														¥ 344,900	$ 50,000,000.0
PAG Convertible Senior Notes | American Depositary Shares
Debt Instrument [Line Items]
Debt instrument, initial conversion rate	216.9668
Debt instrument, conversion basis principle amount	$ 1,000